Business Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring And Related Activities [Abstract]
Restructuring charges recognized	$ 47.3	$ 16.1	$ 45.1